Shareholders' contributions - Narrative (Details)										12 Months Ended
	Mar. 11, 2025 USD ($)	Nov. 27, 2024 $ / shares	May 29, 2024 USD ($) $ / shares	Nov. 24, 2023 $ / shares	May 24, 2023 USD ($) $ / shares	Nov. 17, 2022 USD ($) $ / shares	May 17, 2022 USD ($) $ / shares	Apr. 20, 2022 USD ($) installment $ / shares shares	Sep. 24, 2013	Dec. 31, 2024 USD ($) vote $ / shares shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Apr. 17, 2024 USD ($) installment	Apr. 19, 2023 USD ($) installment
Disclosure of terms and conditions of share-based payment arrangement [line items]
Par value per share (USD per share) | $ / shares										$ 1.5
Number of votes per share | vote										1
Reduction of issued capital								$ 16,500,000
Cancellation of treasury shares (in shares) | shares								11,000,000
Treasury shares, nominal value (USD per share) | $ / shares								$ 1.50
Share capital								$ 167,072,722.5		$ 167,073,000	$ 167,073,000
Number of shares issued (in shares) | shares								111,381,815
Authorized proportion of outstanding stock (as a percent)									5.00%
Stock repurchase program, extension period									12 months
Purchase of treasury shares										$ 66,887,000	26,242,000	$ 36,844,000
Percentage of the issued capital held by the company										10.20%
Dividend payables								$ 35,000,000					$ 35,000,000	$ 35,000,000
Number of payment installments | installment								2					2	2
Dividends recognized as distributions to owners			$ 17,500,000		$ 17,500,000	$ 17,500,000	$ 17,500,000			$ 35,000,000	35,000,000	35,000,000
Dividends recognized as distributions to owners (USD per share) | $ / shares		$ 0.1740	$ 0.1682	$ 0.1649	$ 0.1626	$ 0.1602	$ 0.1572
Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of the issued capital held by the company, objective										10.00%
Treasury shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Purchase of treasury shares										$ 9,821,000	4,119,000	6,874,000
Number of shares outstanding | shares										11,328,038
Annual Dividend Proposal
Disclosure of terms and conditions of share-based payment arrangement [line items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners	$ 17,500,000
Share Repurchase Program
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock repurchased under program (shares) | shares										31,241,925
Employee stock options exercised (shares) | shares										9,067,146
Purchase of treasury shares										$ 66,900,000	$ 26,200,000	$ 36,800,000